Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000098128
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class A
Trading Symbol	EAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
AssetsNet	$ 105,112,244
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098129
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class C
Trading Symbol	ECFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%	[2]
AssetsNet	$ 105,112,244
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098130
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class I
Trading Symbol	EIFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 105,112,244
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$105,112,244
# of Portfolio Holdings	32
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Consumer Staples	1.6%
Financials	4.3%
Health Care	7.5%
Industrials	7.9%
Consumer Discretionary	8.3%
Communication Services	15.2%
Information Technology	55.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	14.5%
Alphabet, Inc., Class C	9.1%
Apple, Inc.	7.3%
Broadcom, Inc.	6.9%
Microsoft Corp.	6.7%
Meta Platforms, Inc., Class A	4.4%
Eli Lilly & Co.	4.2%
Amazon.com, Inc.	3.7%
Palo Alto Networks, Inc.	3.3%
Seagate Technology Holdings PLC	2.6%
Total	62.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098131
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class A
Trading Symbol	EAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 74,960,881
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098132
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class C
Trading Symbol	ECFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%	[5]
AssetsNet	$ 74,960,881
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class I
Trading Symbol	EIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[6]
AssetsNet	$ 74,960,881
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$74,960,881
# of Portfolio Holdings	34
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	2.2%
Communication Services	3.0%
Short-Term Investments	3.2%
Utilities	3.7%
Materials	4.6%
Energy	7.1%
Consumer Staples	7.6%
Consumer Discretionary	10.5%
Health Care	11.0%
Industrials	13.9%
Information Technology	15.5%
Financials	17.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	8.2%
Cisco Systems, Inc.	4.3%
Bank of America Corp.	3.9%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.7%
Salesforce, Inc.	3.6%
Apple, Inc.	3.5%
AbbVie, Inc	3.4%
Reinsurance Group of America, Inc., Class A	3.4%
Intel Corp.	3.2%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized